CAPITALIZATION (Details) - USD ($)	Dec. 02, 2016	Jun. 28, 2016	Jun. 30, 2023	Jun. 30, 2022	Oct. 26, 2015
CAPITALIZATION
Common stock, par value per share			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized			100,000,000	100,000,000	100,000,000
Common stock shares issued			19,837,642	19,837,642	21,526,747
Common stock, shares outstanding			19,837,642	19,837,642	21,526,747
Richard Xu
CAPITALIZATION
Ordinary shares repurchased, shares	204,005
Ordinary shares repurchased, amount	$ 204
Bradley Reifler
CAPITALIZATION
Ordinary shares repurchased, shares		5,100
Ordinary shares repurchased, amount		$ 60,180
Bluesky LLC
CAPITALIZATION
Ordinary shares repurchased, shares		1,480,000
Ordinary shares repurchased, amount		$ 17,464,000
Amount paid to related party for repurchase of ordinary shares		$ 17,000,000
Due to related party			$ 464,000	$ 464,000
Due to related party			$ 464,000	$ 464,000
WFG's shareholders
CAPITALIZATION
Common stock shares issued					16,800,000
Sino | Former Stockholders
CAPITALIZATION
Common stock shares issued					4,726,747